Investment Objectives and Goals - T. Rowe Price Multi-Sector Income ETF	Nov. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income and some capital appreciation.